Cover	May 19, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 19, 2025
Entity Registrant Name	NURIX THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39398
Entity Tax Identification Number	27-0838048
Entity Address, Address Line One	1700 Owens Street
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94158
City Area Code	415
Local Phone Number	660-5320
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NRIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001549595
Amendment Flag	false